Organization (Details Textual) $ / shares in Units, $ in Thousands	Nov. 15, 2017 ₪ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) $ / shares
Organization and Significant Accounting Policies [Line Items]
Business merger date	Nov. 15, 2017
Par value per share | (per share)			₪ 0.07	$ 0.0001
Reverse split of ordinary shares	1-for-7
Reverse split of ordinary shares, ratio	0.1429
Accumulated deficit		$ (23,089)		$ (12,187)
Cash equivalents and short-term investments acquired		$ 36,400
Alcobra [Member]
Organization and Significant Accounting Policies [Line Items]
Stock issued during period, shares, acquisitions | shares	6,631,712
Par value per share | ₪ / shares	₪ 0.07